OTHER (GAINS) AND LOSSES	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
OTHER (GAINS) AND LOSSES	OTHER (GAINS) AND LOSSES

	2022	2021
Impairment of non-financial assets	$—	$103.5
Net gain on foreign currency exchange differences	(0.9)	(17.2)
Cloud computing transition adjustment	13.4	—
Remeasurement of royalty obligations	(23.8)	(12.7)
Remeasurement of contingent consideration arising on business combinations	(11.4)	—
Other	(14.3)	18.1
Other (gains) and losses	$(37.0)	$91.7
Cloud computing transition adjustment
In fiscal 2022, the IFRS Interpretations Committee published a final agenda decision that clarified how to recognize certain configuration and customization expenditures related to cloud computing arrangements with retrospective application (Note 2). Costs that do not meet the capitalization criteria should be expensed as incurred. The Company modified its accounting policy to align with the agenda decision and previously capitalized costs that no longer qualify for capitalization were expensed in the current period.

Impairment of non-financial assets
During the year ended March 31, 2021, given the negative impacts of the COVID-19 pandemic on the global economy, the Company’s main markets, its product offering and its customers, the Company recorded impairment charges totaling $103.5 million. For the Civil Aviation segment, the reduced demand from aviation customers, shifts in aircraft fleet type operated by its customers and reduced activity in helicopter training in relation to the COVID-19 pandemic resulted in impairment charges of $46.7 million of property, plant and equipment, mostly simulators and parts, $22.2 million of intangible assets, including capitalized development costs and customer relationships, and $11.2 million of inventories. For the Defense and Security segment, the market was impacted by the evolving conditions of the COVID-19 pandemic which led to changes in customers focus and in the expected recoverability of certain technologies and products and resulted in impairment charges of $12.6 million of intangible assets, mostly capitalized development costs, and $10.8 million of inventories.